Investment Securities (Details Textual) (USD $)	Dec. 31, 2012 Securities Investment	Dec. 31, 2011 Investment Securities
Investment Securities (Textual) [Abstract]
Restricted investments	$ 3,925,000	$ 4,385,000
Debt securities with carrying values	146,442,000	172,447,000
Securities available for sale	380	365
Number of Investment Positions	14	20
Aggregate fair value of securities	8,037,000	18,220,000
Unrealized loss	0	0
Temporarily impaired	$ 150,000	$ 150,000